NOTE 23. Impaired Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Impaired Financing Receivable, Gross Amount	$ 42,800	$ 45,450
Impaired Financing Receivable, Allowance For Credit Losses	29,096	21,280
Impaired Financing Receivable, Total Carrying Amount	13,704	24,170
Direct financing and sales-type leases
Impaired Financing Receivable, Gross Amount	1,072	6,414
Impaired Financing Receivable, Allowance For Credit Losses	22	389
Impaired Financing Receivable, Total Carrying Amount	1,050	6,025
Accounts Receivable
Impaired Financing Receivable, Gross Amount	41,728	39,036
Impaired Financing Receivable, Allowance For Credit Losses	29,074	20,891
Impaired Financing Receivable, Total Carrying Amount	$ 12,654	$ 18,145